UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    ----------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:   12/31/06
                           -------------------------
Date of reporting period:  3/31/06
                           -------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS



                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.5%
      32,800   iShares Lehman Aggregate Bond Fund              $ 3,248,512
      11,790   iShares MSCI EAFE Index Fund                        766,586
       7,930   iShares S&P 500 Index Fund                        1,030,504
      55,350   iShares S&P 500/BARRA Growth
               Index Fund                                        3,361,406
      91,610   iShares S&P 500/BARRA Value
               Index Fund                                        6,293,606
       9,280   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                   747,040
      12,040   iShares S&P MidCap 400/BARRA
               Value Index Fund                                    922,866
       1,380   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                   178,655
       7,880   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                    573,822
--------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                    $17,122,997
--------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.7%
     289,118   Touchstone Institutional
               Money Market Fund ^                             $   289,118
--------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(COST $16,399,029)                                             $17,412,115
--------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                    (38,926)
--------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $17,373,189
--------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments.

------------------------
TOUCHSTONE BALANCED FUND
------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 68.2%
   ADVERTISING -- 4.6%
       7,100   ADVO, Inc.                                       $   227,200
       5,000   Lamar Advertising Co.*                               263,100
       6,400   Omnicom Group, Inc.                                  532,800
       6,150   WPP Group plc - ADR                                  369,000
---------------------------------------------------------------------------
                                                                  1,392,100
---------------------------------------------------------------------------
   AEROSPACE & DEFENSE -- 2.3%
       2,200   DRS Technologies, Inc.                               120,714
       5,500   Goodrich Corp.                                       239,855
       3,800   L-3 Communications Holdings, Inc.                    326,002
---------------------------------------------------------------------------
                                                                    686,571
---------------------------------------------------------------------------
   AIRLINES -- 0.7%
       7,900   Continental Airlines, Inc. - Class B* +              212,510
---------------------------------------------------------------------------
   BANKING -- 4.5%
       1,900   M&T Bank Corp.                                       216,866
       3,700   Prosperity Bancshares, Inc.                          111,777
       3,850   Texas Regional Bancshares, Inc.                      113,537
       5,700   Wachovia Corp.                                       319,485
       7,400   Zions Bancorp                                        612,202
---------------------------------------------------------------------------
                                                                  1,373,867
---------------------------------------------------------------------------
   BUSINESS SERVICES -- 1.0%
       6,500   ChoicePoint, Inc.*                                   290,875
---------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 0.8%
       5,000   Anixter International, Inc.*                         238,900
---------------------------------------------------------------------------
   COMPUTERS -- 2.0%
      10,100   Cisco Systems, Inc.*                                 218,867
       2,500   Jabil Circuit, Inc.*                                 107,150
       6,400   Zebra Technologies, Inc. - Class A* +                286,208
---------------------------------------------------------------------------
                                                                    612,225
---------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING -- 0.9%
       8,000   General Electric, Inc.                               278,240
---------------------------------------------------------------------------
   EDUCATIONAL SERVICES -- 1.3%
       7,500   Apollo Group, Inc. - Class A* +                      393,825
---------------------------------------------------------------------------
   ELECTRONICS -- 1.2%
       7,000   Amphenol Corp. - Class A                             365,260
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.6%
       1,520   Ameriprise Financial, Inc.                            68,491
       2,600   Capital One Financial Corp.                          209,352
       9,300   CIT Group, Inc.                                      497,736
      14,900   Citigroup, Inc.                                      703,876
       5,900   Countrywide Financial Corp.                          216,530
      18,800   JPMorgan Chase & Co.                                 782,831
       3,600   MBIA, Inc.                                           216,468
       6,700   Merrill Lynch & Co., Inc.                            527,692
      12,000   TCF Financial Corp.                                  309,000
---------------------------------------------------------------------------
                                                                  3,531,976
---------------------------------------------------------------------------
   HEALTH & HOSPITALS -- 4.9%
       6,500   DaVita, Inc.*                                        391,365
       9,700   Laboratory Corp. of America Holdings*                567,256
       5,700   Omnicare, Inc.                                       313,443
       6,800   PDL BioPharma, Inc.*                                 223,040
---------------------------------------------------------------------------
                                                                  1,495,104
---------------------------------------------------------------------------

    Shares                                                         Value

   INSURANCE -- 6.0%
      12,400   Conseco, Inc.*                                   $   307,768
       3,750   Hartford Financial Services Group, Inc. (The)        302,063
       3,500   MGIC Investment Corp.                                233,205
       4,500   PartnerRe Ltd.                                       279,405
      10,800   Platinum Underwriters Holdings Ltd.                  314,280
       8,800   Reinsurance Group of America, Inc.                   416,152
---------------------------------------------------------------------------
                                                                  1,852,873
---------------------------------------------------------------------------
   MACHINERY/ENGINEERING -- 1.2%
       5,800   National-Oilwell, Inc.*                              371,896
---------------------------------------------------------------------------
   MANUFACTURING -- 6.7%
       6,000   Actuant Corp. - Class A                              367,320
       6,600   Eaton Corp.                                          481,602
       5,600   Gardner Denver, Inc.*                                365,120
      11,728   Gentex Corp.                                         204,771
      16,900   Thermo Electron Corp.*                               626,821
---------------------------------------------------------------------------
                                                                  2,045,634
---------------------------------------------------------------------------
   MEDICAL RESEARCH -- 1.1%
       6,100   Beckman Coulter, Inc.                                332,877
---------------------------------------------------------------------------
   OIL & GAS -- 3.7%
       1,900   BP plc - ADR                                         130,986
       3,500   ConocoPhillips                                       221,025
       5,341   Delta Petroleum Corp.* +                             112,268
       3,350   Exxon Mobil Corp.                                    203,881
       8,400   Range Resources Corp.                                229,404
       5,000   XTO Energy, Inc.                                     217,850
---------------------------------------------------------------------------
                                                                  1,115,414
---------------------------------------------------------------------------
   PAPER PRODUCTS -- 0.9%
      19,800   Smurfit-Stone Container Corp.*                       268,686
---------------------------------------------------------------------------
   RESTAURANTS -- 1.6%
       9,000   Applebee's International, Inc.                       220,950
       6,100   Jack in the Box, Inc.*                               265,350
---------------------------------------------------------------------------
                                                                    486,300
---------------------------------------------------------------------------
   RETAIL -- 3.6%
      14,300   Claire's Stores, Inc.                                519,233
      23,000   TJX Companies, Inc. (The)                            570,860
---------------------------------------------------------------------------
                                                                  1,090,093
---------------------------------------------------------------------------
   TECHNOLOGY -- 2.2%
       5,600   CDW Corp.                                            329,560
      34,500   Taiwan Semiconductor
               Manufacturing Co. - ADR                              347,070
---------------------------------------------------------------------------
                                                                    676,630
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.7%
       3,100   ALLTEL Corp.                                         200,725
---------------------------------------------------------------------------
   TRUCKING/SHIPPING -- 2.2%
       5,800   Oshkosh Truck Corp.                                  360,992
       8,900   Pacer International, Inc.                            290,852
---------------------------------------------------------------------------
                                                                    651,844
---------------------------------------------------------------------------
   UTILITIES -- 2.5%
      12,100   Duke Energy                                          549,461
       5,000   SCANA Corp.                                          196,200
---------------------------------------------------------------------------
                                                                    745,661
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $20,710,086
---------------------------------------------------------------------------
FOREIGN STOCKS -- 1.4%
   PHARMACEUTICALS -- 1.4%
       2,800   Roche Holding AG                                 $   416,667
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.2%
     963,776   Touchstone Institutional
               Money Market Fund ^ **                           $   963,776
---------------------------------------------------------------------------

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 9.7%
   BANKING -- 0.8%
 $   250,000   BB&T Corp.                7.25%     6/15/07      $   255,432
         115   Nykredit                  6.00%     10/1/26               20
---------------------------------------------------------------------------
                                                                    255,452
---------------------------------------------------------------------------
   BEVERAGES -- 0.5%
     160,000   Coca-Cola                 8.95%     11/1/06          163,200
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 2.8%
     500,000   General Electric
               Capital Corp.             6.75%     3/15/32          556,789
     250,000   Household
               Finance Corp.             7.88%      3/1/07          255,465
---------------------------------------------------------------------------
                                                                    812,254
---------------------------------------------------------------------------
   HOTELS & LODGING -- 1.2%
     350,000   ITT Corp.                 7.38%    11/15/15          378,000
---------------------------------------------------------------------------
   OIL & GAS -- 2.0%
     500,000   Pemex Project Funding
               Master Trust              9.13%    10/13/10          562,500
---------------------------------------------------------------------------
   RETAIL -- 0.7%
     250,000   Wal-Mart Stores, Inc.     5.25%      9/1/35          226,781
---------------------------------------------------------------------------
   TECHNOLOGY -- 0.8%
     250,000   IBM Corp.                 4.88%     10/1/06          249,704
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.9%
     250,000   Verizon Global            7.75%     6/15/32          277,115
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                           $ 2,925,006
---------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
      30,000   Oklahoma City
               Airport                   9.40%     11/1/10      $    32,188
---------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
   GREAT BRITAIN -- 0.8%
     105,000   United Kingdom
               Treasury                  8.00%     12/7/15      $   233,961
---------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 9.4%
     500,000   Federal Home
               Loan Mortgage
               Corporation               6.25%      3/5/12          503,898
     382,728   Federal National
               Mortgage
               Association               5.50%     11/1/33          374,334
      75,367   Federal National
               Mortgage
               Association               6.00%      1/1/14           76,377
      59,876   Federal National
               Mortgage
               Association               6.00%      3/1/31           59,955
      34,903   Federal National
               Mortgage
               Association               6.00%      2/1/33           34,922

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

 $    38,522   Federal National
               Mortgage
               Association               6.50%     12/1/12      $    39,424
      20,004   Federal National
               Mortgage
               Association               8.00%      1/2/30           21,333
     353,471   Government
               National Mortgage
               Association               5.50%     7/15/33          350,269
     118,791   Government
               National Mortgage
               Association               6.00%    12/15/32          120,287
     369,631   Government
               National Mortgage
               Association               6.00%    11/15/33          373,997
     272,879   Government
               National Mortgage
               Association               6.00%    12/15/33          276,272
     533,209   Government
               National Mortgage
               Association               6.00%    12/15/33          539,838
      36,975   Government
               National Mortgage
               Association               7.00%     1/15/32           38,549
      26,581   Government
               National Mortgage
               Association               7.50%      9/1/30           27,889
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                      $ 2,837,344
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.8%
     500,000   U.S. Treasury Bond        5.50%     8/15/28          529,727
     550,000   U.S. Treasury Note        3.25%     1/15/09          527,613
   1,000,000   U.S. Treasury Note        3.50%    11/15/06          991,562
     650,000   U.S. Treasury Note        4.13%     8/15/10          632,100
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                 $ 2,681,002
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.6%
(COST $27,869,847)                                              $30,800,030
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)                    (498,921)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $30,301,109
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $874,041.
**    As of March 31, 2006, $893,102 represents collateral for securities loaned.
ADR   - American Depository Receipt.


See Notes to Schedules of Investments.

-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.9%
   APPAREL -- 3.5%
       9,000   Carter's, Inc.*                                  $   607,410
       8,000   Polo Ralph Lauren Corp.                              484,880
---------------------------------------------------------------------------
                                                                  1,092,290
---------------------------------------------------------------------------
   BUSINESS SERVICES -- 3.1%
      12,000   ChoicePoint Inc.*                                    537,000
      15,000   Copart, Inc.*                                        411,750
---------------------------------------------------------------------------
                                                                    948,750
---------------------------------------------------------------------------
   CHEMICALS -- 2.1%
      15,000   Senomyx, Inc.*                                       246,900
      15,000   Symyx Technologies, Inc.*                            416,100
---------------------------------------------------------------------------
                                                                    663,000
---------------------------------------------------------------------------
   COMMUNICATIONS -- 1.5%
      20,000   SBA Communications Corp.*                            468,200
---------------------------------------------------------------------------
   CONSULTING -- 1.0%
       8,000   Hewitt Associates, Inc.*                             237,920
       4,000   LECG Corp.*                                           77,080
---------------------------------------------------------------------------
                                                                    315,000
---------------------------------------------------------------------------
   DISTRIBUTION -- 1.0%
       3,900   Beacon Roofing Supply, Inc.*                         158,496
       2,100   Watsco, Inc.                                         149,205
---------------------------------------------------------------------------
                                                                    307,701
---------------------------------------------------------------------------
   EDUCATION -- 6.5%
      30,000   DeVry, Inc.* +                                       683,100
      15,000   Education Management Corp.*                          624,000
       4,000   Strayer Education, Inc.                              409,040
      10,000   Universal Technical Institute, Inc.*                 301,000
---------------------------------------------------------------------------
                                                                  2,017,140
---------------------------------------------------------------------------
   ENERGY & ENERGY SERVICES -- 5.9%
       5,000   CARBO Ceramics, Inc.                                 284,550
      12,000   Encore Acquisition Company*                          372,000
       9,500   FMC Technologies, Inc.*                              486,590
      27,500   International Coal Group, Inc.*                      267,850
       5,000   SEACOR SMIT, Inc.*                                   396,000
---------------------------------------------------------------------------
                                                                  1,806,990
---------------------------------------------------------------------------
   FINANCIAL SERVICES/ASSET MANAGEMENT -- 1.2%
      15,000   Cohen & Steers, Inc.                                 367,500
---------------------------------------------------------------------------
   FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 3.6%
      10,000   International Securities Exchange, Inc.*             416,500
      12,000   Jefferies Group, Inc.                                702,000
---------------------------------------------------------------------------
                                                                  1,118,500
---------------------------------------------------------------------------
   FINANCIAL SERVICES/COMMUNITY BANKS -- 4.1%
      12,500   Center Financial Corp.                               302,875
       8,000   Central Pacific Financial Corp.                      293,760
      12,000   First Republic Bank                                  453,840
      11,000   UCBH Holdings, Inc. +                                208,120
---------------------------------------------------------------------------
                                                                  1,258,595
---------------------------------------------------------------------------
   FINANCIAL SERVICES/INSURANCE -- 2.3%
      12,500   Arch Capital Group Ltd.*                             721,750
---------------------------------------------------------------------------
   FINANCIAL SERVICES/MISCELLANEOUS -- 2.4%
       6,000   CheckFree Corp.*                                     303,000
      10,000   First Marblehead Corp. (The) +                       432,500
---------------------------------------------------------------------------
                                                                    735,500
---------------------------------------------------------------------------
   GAMING SERVICES -- 1.7%
      15,000   Shuffle Master, Inc.* +                              536,100
---------------------------------------------------------------------------

    Shares                                                         Value

   HEALTH CARE FACILITIES -- 3.7%
       6,000   Community Health Systems, Inc.*               $      216,900
      12,000   Manor Care, Inc.                                     532,200
      11,200   United Surgical Partners International, Inc.*        396,592
---------------------------------------------------------------------------
                                                                  1,145,692
---------------------------------------------------------------------------
   HEALTH CARE PRODUCTS -- 2.1%
           1   Allergan, Inc.                                            54
      25,000   DepoMed, Inc.*                                       163,250
      11,000   Edwards Lifesciences Corp.*                          478,500
---------------------------------------------------------------------------
                                                                    641,804
---------------------------------------------------------------------------
   HEALTH SERVICES -- 2.4%
       6,000   Charles River Laboratories International, Inc.*      294,120
      15,000   Odyssey Healthcare, Inc.*                            258,150
       8,000   PRA International*                                   198,320
---------------------------------------------------------------------------
                                                                    750,590
---------------------------------------------------------------------------
   HEALTH SERVICES/INSURANCE -- 4.8%
      27,000   AMERIGROUP Corp.*                                    568,080
      20,000   Centene Corp.* +                                     583,400
       7,000   WellCare Health Plans, Inc.*                         318,080
---------------------------------------------------------------------------
                                                                  1,469,560
---------------------------------------------------------------------------
   HOTELS & LODGING -- 2.8%
      10,000   Choice Hotels International, Inc.                    457,800
       8,000   Four Seasons Hotels, Inc.                            405,600
---------------------------------------------------------------------------
                                                                    863,400
---------------------------------------------------------------------------
   MEDICAL EQUIPMENT -- 0.8%
       9,000   Immucor, Inc.*                                       258,210
---------------------------------------------------------------------------
   REAL ESTATE -- 3.7%
      10,000   CB Richard Ellis Group, Inc.*                        807,000
       6,500   CoStar Group, Inc.*                                  337,285
---------------------------------------------------------------------------
                                                                  1,144,285
---------------------------------------------------------------------------
   REAL ESTATE - HOME BUILDING -- 1.5%
       4,000   Hovnanian Enterprises, Inc. - Class A*               175,720
       5,000   Meritage Homes Corp.*                                274,800
---------------------------------------------------------------------------
                                                                    450,520
---------------------------------------------------------------------------
   REAL ESTATE - REITS -- 2.2%
       1,500   Alexander's, Inc.*                                   433,500
      20,000   Spirit Finance Corp.                                 244,000
---------------------------------------------------------------------------
                                                                    677,500
---------------------------------------------------------------------------
   RECREATION & RESORTS -- 13.2%
      10,000   Isle of Capri Casinos, Inc.*                         332,800
      15,000   Kerzner International Ltd.*                        1,167,300
      12,000   Station Casinos, Inc.                                952,440
      10,000   Vail Resorts, Inc.*                                  382,200
      16,000   Wynn Resorts, Ltd.* +                              1,229,599
---------------------------------------------------------------------------
                                                                  4,064,339
---------------------------------------------------------------------------
   RESTAURANTS -- 6.1%
      10,000   California Pizza Kitchen, Inc.*                      324,500
       9,750   Cheesecake Factory Inc. (The)*                       365,138
       6,000   P.F. Chang's China Bistro, Inc.* +                   295,740
       5,000   Panera Bread Company*                                375,900
      10,000   Peet's Coffee & Tea, Inc.*                           300,000
       4,500   Red Robin Gourmet Burgers*                           212,400
---------------------------------------------------------------------------
                                                                  1,873,678
---------------------------------------------------------------------------

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

--------------------------------------------------------------------------------

    Shares                                                         Value

COMMON STOCKS -- 98.9% - CONTINUED
   RETAIL STORES -- 11.5%
      10,000   Cabela's, Inc. - Class A* +                      $   205,200
      15,000   CarMax, Inc.*                                        490,200
      15,000   Dick's Sporting Goods, Inc.* +                       595,050
      16,500   DSW, Inc. - Class A* +                               516,780
       6,000   PETCO Animal Supplies, Inc.*                         141,420
      20,000   Select Comfort Corp.* +                              791,000
       5,500   Tractor Supply Company*                              364,870
      10,000   United Auto Group, Inc.                              430,000
---------------------------------------------------------------------------
                                                                  3,534,520
---------------------------------------------------------------------------
   SOFTWARE -- 1.0%
       8,500   Kronos Inc.*                                         317,815
---------------------------------------------------------------------------
   TRANSPORTATION -- 1.6%
      15,750   Genesee & Wyoming Inc.*                              483,210
---------------------------------------------------------------------------
   UTILITY SERVICES -- 1.6%
      10,000   ITC Holdings Corp.                                   262,500
       8,820   Southern Union Company*                              219,001
---------------------------------------------------------------------------
                                                                    481,501
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $30,513,640
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 19.5%
   6,008,904   Touchstone Institutional
               Money Market Fund ^ **                           $ 6,008,904
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.4%
(COST $25,197,013)                                              $36,522,544
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.4%)                 (5,673,310)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $30,849,234
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $5,288,137.
** As of March 31, 2006, $5,417,245 represents collateral for securities loaned.


See Notes to Schedules of Investments.

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.6%
      11,960   iShares Lehman 1-3 Year
               Treasury Bond Fund                               $   956,680
      51,170   iShares Lehman Aggregate Bond Fund                 5,067,877
       3,500   iShares MSCI EAFE Index Fund                         227,570
       3,220   iShares S&P 500 Index Fund                           418,439
      15,040   iShares S&P 500/BARRA
               Growth Index Fund                                    913,379
      22,790   iShares S&P 500/BARRA
               Value Index Fund                                   1,565,673
       2,710   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    218,155
       2,860   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     219,219
         750   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                     97,095
       1,440   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                     104,861
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                     $ 9,788,948
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.8%
     579,689   Touchstone Institutional
               Money Market Fund ^                              $   579,689
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.4%
(COST $10,201,539)                                              $10,368,637
---------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.4%)                    (439,936)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $ 9,928,701
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

PREFERRED STOCKS -- 0.8%
   FINANCIAL SERVICES -- 0.8%
      12,500   Citigroup VIII                                   $   314,375
---------------------------------------------------------------------------
   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 25.3%
   AUTOMOTIVE -- 1.3%
 $   320,000   Daimlerchrysler
               NA Holding                7.20%      9/1/09      $   334,136
     150,000   Johnson
               Controls, Inc.            5.25%     1/15/11          147,505
---------------------------------------------------------------------------
                                                                    481,641
---------------------------------------------------------------------------
   BANKING -- 2.6%
     200,000   Bank of America           4.75%      8/1/15          187,857
     135,000   BB&T Capital Trust I      5.85%     8/18/35          127,386
     150,000   Capital One Bank          4.25%     12/1/08          145,899
     150,000   Commonwealth
               Bank Australia,
               144A                      6.02%     3/29/49          146,130
     105,000   JPMorgan Capital          5.88%     3/15/35           98,138
     100,000   RBS Capital Trust I       4.71%    12/29/49           92,600
     200,000   Wachovia Capital
               Trust III                 5.80%     8/29/49          196,496
---------------------------------------------------------------------------
                                                                    994,506
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.6%
     150,000   Fortune Brands, Inc.      5.88%     1/15/36          139,938
     100,000   Mohawk
               Industries, Inc.          5.75%     1/15/11           99,128
---------------------------------------------------------------------------
                                                                    239,066
---------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING -- 0.4%
     140,000   General Electric Co.      5.00%      2/1/13          136,178
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 2.3%
     150,000   Carolina Power
               & Light                   5.25%    12/15/15          145,099
     100,000   Dominion
               Resources, Inc.           5.95%     6/15/35           92,200
     225,000   Entergy Louisiana         6.30%      9/1/35          215,039
     285,000   PSI Energy, Inc.          7.85%    10/15/07          294,484
     150,000   Southern
               California Edison         5.63%      2/1/36          140,407
---------------------------------------------------------------------------
                                                                    887,229
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.8%
     325,000   Caterpillar Financial
               Services Corp.            4.75%     1/17/15          305,780
     150,000   CIT Group, Inc            4.25%      2/1/10          143,619
     210,000   Citigroup, Inc.           5.00%     9/15/14          200,991
     215,000   Countrywide
               Home Loan                 4.13%     9/15/09          205,502
     225,000   Goldman Sachs
               Group                     4.50%     6/15/10          216,834
     350,000   HSBC Finance Corp.        5.50%     1/19/16          341,946
     250,000   International Lease
               Finance Corp.             5.25%     1/10/13          242,950
     215,000   SLM Corp.                 4.00%     1/15/10          202,780
---------------------------------------------------------------------------
                                                                  1,860,402
---------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

   FOOD -- 1.5%
 $   145,000   Kroger Co.                8.00%     9/15/29      $   164,500
     175,000   Miller Brewing
               Co., 144A                 4.25%     8/15/08          170,727
     225,000   Pepsi Bottling            5.63%     2/17/09          227,024
---------------------------------------------------------------------------
                                                                    562,251
---------------------------------------------------------------------------
   HOME BUILDING -- 0.3%
     100,000   Pulte Homes, Inc.         6.25%     2/15/13           99,871
---------------------------------------------------------------------------
   INSURANCE -- 0.4%
     160,000   New York Life
               Global Funding,
               144A                      5.38%     9/15/13          158,853
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 1.8%
      50,000   AOL Time Warner           7.70%      5/1/32           54,986
     212,000   British Sky
               Broadcasting              6.88%     2/23/09          219,401
     100,000   Comcast Corp.             5.30%     1/15/14           95,082
     350,000   Reed Elsevier
               Capital                   4.63%     6/15/12          327,316
---------------------------------------------------------------------------
                                                                    696,785
---------------------------------------------------------------------------
   METALS & MINING -- 0.2%
     100,000   Teck Cominco Ltd.         6.13%     10/1/35           94,084
---------------------------------------------------------------------------
   OIL & GAS -- 1.2%
     125,000   Nexen, Inc.               5.88%     3/10/35          116,521
     250,000   Ras Laffan Lng II,
               144A                      5.30%     9/30/20          235,964
     100,000   Talisman Energy           5.85%      2/1/37           94,006
---------------------------------------------------------------------------
                                                                    446,491
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.3%
     125,000   Bristol-Myers Squibb      5.75%     10/1/11          126,374
---------------------------------------------------------------------------
   REAL ESTATE -- 1.9%
     315,000   Avalon Properties         7.50%    12/15/10          339,138
     175,000   EOP Operating LP          7.00%     7/15/11          184,130
     220,000   Weingarten Realty         4.86%     1/15/14          206,669
---------------------------------------------------------------------------
                                                                    729,937
---------------------------------------------------------------------------
   RETAIL -- 0.5%
     200,000   Home Depot, Inc.          5.40%      3/1/16          197,592
---------------------------------------------------------------------------
   TECHNOLOGY -- 0.6%
     230,000   IBM Corp.                 6.22%      8/1/27          236,860
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 3.2%
     180,000   Ameritech
               Capital Funding           6.15%     1/15/08          181,587
     200,000   Cingular Wireless         7.13%    12/15/31          216,489
     175,000   Deutsche Telekom
               Finance                   5.38%     3/23/11          172,447
     150,000   SBC
               Communications            5.88%     8/15/12          150,642
     250,000   Sing
               Telecommunications        6.38%     12/1/11          259,675
     125,000   Sprint Capital Corp.      7.63%     1/30/11          135,187
     110,000   Vodafone Group            5.75%     3/15/16          107,861
---------------------------------------------------------------------------
                                                                  1,223,888
---------------------------------------------------------------------------
   TRANSPORTATION -- 1.4%
     150,000   CSX Corp.                 6.25%    10/15/08          153,185
     380,000   Union Pacific Co.         6.63%      2/1/08          387,883
---------------------------------------------------------------------------
                                                                    541,068
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                           $ 9,713,076
---------------------------------------------------------------------------

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

AGENCY MORTGAGE-BACKED SECURITIES -- 31.3%
 $   224,356   Federal Home Loan
               Mortgage
               Corporation               5.00%     12/1/18      $   219,076
     314,081   Federal Home Loan
               Mortgage
               Corporation               5.50%      1/1/19          312,017
      38,237   Federal Home Loan
               Mortgage
               Corporation               7.00%      5/1/30           39,745
     301,355   Federal Home Loan
               Mortgage
               Corporation               6.50%      8/1/32          307,847
     565,995   Federal Home Loan
               Mortgage
               Corporation               5.50%      5/1/33          553,711
     411,824   Federal Home Loan
               Mortgage
               Corporation               5.00%      8/1/33          392,883
     416,364   Federal Home Loan
               Mortgage
               Corporation               6.50%     10/1/34          424,830
     649,436   Federal Home Loan
               Mortgage
               Corporation               6.00%      9/1/35          649,666
   1,115,855   Federal National
               Mortgage
               Association               6.00%     11/1/17        1,131,375
     149,280   Federal National
               Mortgage
               Association               4.50%      1/1/18          143,027
     325,920   Federal National
               Mortgage
               Association               4.50%      6/1/18          312,268
      74,244   Federal National
               Mortgage
               Association               8.00%      5/1/30           79,208
      67,249   Federal National
               Mortgage
               Association               7.50%      1/1/31           70,292
      60,466   Federal National
               Mortgage
               Association               6.50%      6/1/31           61,699
     267,016   Federal National
               Mortgage
               Association               6.50%      6/1/32          274,098
      73,920   Federal National
               Mortgage
               Association               6.50%      9/1/32           75,576
     291,998   Federal National
               Mortgage
               Association               6.50%      9/1/32          298,541
     224,490   Federal National
               Mortgage
               Association               6.50%     12/1/32          229,520
     377,419   Federal National
               Mortgage
               Association               4.50%      8/1/33          349,798

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

 $   783,331   Federal National
               Mortgage
               Association               5.50%      8/1/33      $   766,152
     522,477   Federal National
               Mortgage
               Association               5.50%     10/1/33          511,018
     723,471   Federal National
               Mortgage
               Association               5.00%      4/1/34          689,980
     195,021   Federal National
               Mortgage
               Association               5.00%      4/1/34          185,993
     671,246   Federal National
               Mortgage
               Association               5.00%      5/1/34          640,173
     759,309   Federal National
               Mortgage
               Association               5.50%     12/1/34          742,268
     262,347   Federal National
               Mortgage
               Association               5.00%      2/1/35          249,819
     716,936   Federal National
               Mortgage
               Association               6.00%      9/1/35          716,040
     705,266   Federal National
               Mortgage
               Association               6.00%      1/1/36          705,266
     323,733   Federal National
               Mortgage
               Association               6.00%      1/1/36          323,733
     443,764   Federal National
               Mortgage
               Association               6.00%      1/1/36          443,764
         985   Government
               National Mortgage
               Association               7.50%      7/1/23            1,037
      60,833   Government
               National Mortgage
               Association               3.75%     9/20/24           61,210
      89,333   Government
               National Mortgage
               Association               4.00%    10/17/29           84,023
      13,656   Government
               National Mortgage
               Association               8.00%     7/15/30           14,583
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                         $12,060,236
---------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 22.0%
     585,000   Banc of America
               Commercial
               Mortgage                  4.65%     9/11/36          557,672
     655,000   Bear Stearns
               Commercial
               Mortgage,
               Series 2005-PW10,
               Class A4                  5.41%    12/11/40          646,114

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

MORTGAGE RELATED SECURITIES -- 22.0% - CONTINUED
 $   575,000   Bear Stearns
               Commercial
               Mortgage,
               Series 2005-PWR9,
               Class A4A                 4.87%     9/11/42      $   545,351
     300,000   Countrywide
               Alternative Loan
               Trust, Series
               2005-11CB,
               Class 2A3                 5.50%     6/25/35          291,630
   1,000,000   Credit Suisse First
               Boston Mortgage
               Securities Corp.          5.00%     6/25/35          970,874
     685,468   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                 5.50%    10/25/35          669,843
     500,000   Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS, Class A6        4.97%     9/25/33          484,870
     735,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                  3.92%    11/10/38          700,079
     597,633   IMPAC Secured
               Assets Corp.,
               Series 2003-2,
               Class A1                  5.50%     8/25/33          588,341
     735,000   JPMorgan Chase
               Commercial
               Mortgage Securities
               Corp., Series
               2001-C1, Class A3         5.86%    10/12/35          747,236
     446,907   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                  5.50%     6/25/35          435,698
     489,200   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                 5.50%    10/25/35          474,372
     493,759   Washington Mutual
               Alternative Loan
               Trust, Series
               2005-9, Class             5.50%    10/25/35          488,924
     873,769   Wells Fargo
               Mortgage Backed
               Securities                4.99%     2/25/34          848,266
---------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                               $ 8,449,270
---------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.7%
 $   585,000   Federal Home
               Loan Bank                 4.85%      2/6/08      $   582,607
     462,488   Federal Home
               Loan Bank                 5.25%     7/28/15          450,636
     900,000   Federal National
               Mortgage
               Association               5.10%     1/18/11          889,443
     670,000   Federal National
               Mortgage
               Association               4.38%     9/15/12          642,501
---------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                        $ 2,565,187
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.0%
     460,000   U.S. Treasury Bond        4.50%     2/15/36          431,609
   1,525,000   U.S. Treasury Note        3.50%     8/15/09        1,462,569
     880,000   U.S. Treasury Note        4.50%    11/15/10          868,175
     525,000   U.S. Treasury Note        4.38%    12/15/10          514,971
      95,000   U.S. Treasury Note        4.50%     2/28/11           93,616
     720,000   U.S. Treasury Note        4.00%     2/15/14          678,882
     445,000   U.S. Treasury Note        4.50%    11/15/15          431,824
     125,000   U.S. Treasury Note        4.50%     2/15/16          121,572
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                 $ 4,603,218
---------------------------------------------------------------------------

    Shares                                                         Value
INVESTMENT FUNDS -- 2.7%
   1,040,615    Touchstone Institutional
               Money Market Fund ^                              $ 1,040,615
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.8%
(COST $39,647,088)                                              $38,745,977
---------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                    (289,078)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $38,456,899
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities were valued at $711,674 or 1.85% of net assets.


See Notes to Schedules of Investments.

------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 91.2%
   CAPITAL GOODS -- 13.9%
      26,200   General Electric Co.                             $   911,236
      43,100   Tyco International Ltd.                            1,158,528
      17,700   United Technologies Corp.                          1,026,069
      27,900   Waste Management Inc.                                984,870
---------------------------------------------------------------------------
                                                                  4,080,703
---------------------------------------------------------------------------
   CONSUMER CYCLICALS -- 6.8%
      17,950   CBS Corp. - Class B                                  430,441
      10,700   Omnicom Group Inc.                                   890,775
      17,950   Viacom, Inc. - Class B*                              696,460
---------------------------------------------------------------------------
                                                                  2,017,676
---------------------------------------------------------------------------
   CONSUMER STAPLES -- 16.5%
      19,900   CVS Corp.                                            594,413
       9,600   Kimberly-Clark Corp.                                 554,880
      17,900   McDonald's Corp.                                     615,044
      34,500   Newell Rubbermaid Inc.                               869,055
      21,500   The Coca-Cola Co.                                    900,205
      51,700   Time Warner, Inc.                                    868,043
      10,000   Wal-Mart Stores, Inc.                                472,400
---------------------------------------------------------------------------
                                                                  4,874,040
---------------------------------------------------------------------------
   FINANCIALS -- 15.2%
      11,200   American Express Co.                                 588,560
      19,900   Bank of America Corp.                                906,246
      19,500   Citigroup, Inc.                                      921,180
       9,800   Fannie Mae                                           503,720
       6,900   Freddie Mac                                          420,900
      20,100   Wachovia Corp.                                     1,126,605
---------------------------------------------------------------------------
                                                                  4,467,211
---------------------------------------------------------------------------

    Shares                                                         Value

   HEALTH CARE -- 16.7%
      23,800   Baxter International Inc.                        $   923,678
      18,500   HCA Inc.                                             847,115
      15,000   Johnson & Johnson                                    888,300
      48,200   Pfizer Inc.                                        1,201,144
      12,800   Wyeth                                                621,056
       6,500   Zimmer Holdings, Inc.*                               439,400
---------------------------------------------------------------------------
                                                                  4,920,693
---------------------------------------------------------------------------
   TECHNOLOGY -- 20.2%
      19,500   Analog Devices, Inc.                                 746,655
      21,200   Cisco Systems, Inc.*                                 459,404
      63,300   EMC Corp.*                                           862,779
      42,400   Microsoft Corp.                                    1,153,704
      43,300   Nokia Corp. - ADR                                    897,176
      89,000   Oracle Corp.*                                      1,218,410
      24,300   Sprint Nextel Corp.                                  627,912
---------------------------------------------------------------------------
                                                                  5,966,040
---------------------------------------------------------------------------
   UTILITIES -- 1.9%
       8,000   Dominion Resources, Inc.                             552,240
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $26,878,603
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 8.7%
   2,560,551   Touchstone Institutional
               Money Market Fund ^                              $ 2,560,551
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(COST $26,982,493)                                              $29,439,154
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                        16,435
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $29,455,589
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR   - American Depository Receipt.


See Notes to Schedules of Investments.

                                            ------------------------------------
                                            TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                            ------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.9%
   AEROSPACE & DEFENSE -- 6.6%
      13,800   Boeing                                           $ 1,075,434
      13,800   Honeywell International                              590,226
---------------------------------------------------------------------------
                                                                  1,665,660
---------------------------------------------------------------------------
   AUTOMOBILES -- 8.8%
     103,800   General Motors Corporation +                       2,207,826
---------------------------------------------------------------------------
   BANKING -- 2.6%
      13,800   Citigroup                                            651,912
---------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 8.1%
      13,800   Altria Group                                         977,868
      13,800   Coca-Cola                                            577,806
      13,800   McDonald's                                           474,168
---------------------------------------------------------------------------
                                                                  2,029,842
---------------------------------------------------------------------------
   CHEMICALS -- 2.3%
      13,800   Du Pont (E.I.) De Nemours                            582,498
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.5%
      13,800   Microsoft                                            375,498
---------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 6.3%
      13,800   Hewlett-Packard                                      454,020
      13,800   International Business Machines                    1,138,086
---------------------------------------------------------------------------
                                                                  1,592,106
---------------------------------------------------------------------------
   ELECTRONICS -- 1.1%
      13,800   Intel                                                267,030
---------------------------------------------------------------------------
   ENTERTAINMENT & LEISURE -- 1.5%
      13,800   Walt Disney Company (The)                            384,882
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.2%
      13,800   American Express                                     725,190
      13,800   J.P. Morgan Chase & Co.                              574,632
---------------------------------------------------------------------------
                                                                  1,299,822
---------------------------------------------------------------------------
   FIRE, MARINE, & CASUALTY INSURANCE -- 3.6%
      13,800   American International Group                         912,042
---------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS -- 3.2%
      13,800   Procter & Gamble Co.                                 795,156
---------------------------------------------------------------------------

    Shares                                                         Value

   INDUSTRIAL - DIVERSIFIED -- 14.8%
      13,800   Alcoa, Inc.                                      $   421,728
      13,800   Caterpiller, Inc.                                    990,978
      13,800   General Electric                                     479,964
      13,800   Minnesota Mining & Manufacturing (3M)              1,044,522
      13,800   United Technologies                                  799,986
---------------------------------------------------------------------------
                                                                  3,737,178
---------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 3.2%
      13,800   Johnson & Johnson                                    817,236
---------------------------------------------------------------------------
   OIL & GAS -- 3.3%
      13,800   Exxon Mobil                                          839,868
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 3.3%
      13,800   Merck                                                486,174
      13,800   Pfizer                                               343,896
---------------------------------------------------------------------------
                                                                    830,070
---------------------------------------------------------------------------
   RETAILERS -- 4.9%
      13,800   Home Depot                                           583,740
      13,800   Wal-Mart Stores, Inc.                                651,912
---------------------------------------------------------------------------
                                                                  1,235,652
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 18.6%
      84,400   AT&T, Inc.                                         2,282,176
      70,000   Verizon Communications                             2,384,200
---------------------------------------------------------------------------
                                                                  4,666,376
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $24,890,654
---------------------------------------------------------------------------
   INVESTMENT FUNDS -- 9.1%
   2,285,466   Touchstone Institutional
               Money Market Fund ^ **                           $ 2,285,466
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.0%
(COST $25,354,815)                                              $27,176,120
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.0%)                  (2,006,905)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $25,169,215
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $1,947,970.
** As of March 31, 2006, $2,014,826 represents collateral for securities loaned.


See Notes to Schedules of Investments.

----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.6%
      10,340   iShares Lehman Aggregate Bond Fund               $ 1,024,074
     124,280   iShares MSCI EAFE Index Fund                       8,080,686
      17,080   iShares S&P 500/BARRA
               Growth Index Fund                                  1,037,268
      15,560   iShares S&P 500/BARRA
               Value Index Fund                                   1,068,972
      97,510   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                  7,849,555
     104,390   iShares S&P MidCap 400/BARRA
               Value Index Fund                                   8,001,494
      63,080   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                  8,166,336
      15,500   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                   1,128,710
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                     $36,357,095
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 3.1%
   1,155,833   Touchstone Institutional
               Money Market Fund ^                              $ 1,155,833
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.7%
(COST $34,520,144)                                              $37,512,928
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%)                    (620,779)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $36,892,149
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments.

                                               ---------------------------------
                                               TOUCHSTONE GROWTH & INCOME FUND
                                               ---------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.4%
   AEROSPACE & DEFENSE -- 3.3%
       6,000   Honeywell International                          $   256,620
       3,275   L-3 Communications Holdings, Inc.                    280,962
       6,850   United Technologies Corp.                            397,095
---------------------------------------------------------------------------
                                                                    934,677
---------------------------------------------------------------------------
   BANKING -- 14.8%
      12,425   AmSouth Bancorp                                      336,096
      18,779   Bank of America                                      855,195
      18,325   Citigroup                                            865,672
       5,200   SunTrust Banks                                       378,352
      15,500   U.S. Bancorp                                         472,750
       9,750   Wachovia                                             546,488
      10,725   Wells Fargo                                          685,006
---------------------------------------------------------------------------
                                                                  4,139,559
---------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 2.3%
       7,375   General Mills                                        373,765
       3,825   Unilever NV                                          264,767
---------------------------------------------------------------------------
                                                                    638,532
---------------------------------------------------------------------------
   BUILDING MATERIALS -- 0.5%
       4,600   Masco Corp.                                          149,454
---------------------------------------------------------------------------
   CHEMICALS -- 3.0%
       5,200   Air Products & Chemicals                             349,388
      11,450   E.I. du Pont de Nemours & Co.                        483,305
---------------------------------------------------------------------------
                                                                    832,693
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.0%
      10,500   Microsoft                                            285,705
---------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 6.7%
       6,250   Automatic Data Processing                            285,500
      16,700   Cisco Systems*                                       361,889
      18,097   Hewlett-Packard                                      595,391
       7,500   International Business Machines                      618,524
---------------------------------------------------------------------------
                                                                  1,861,304
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.5%
       7,350   Colgate-Palmolive Co.                                419,685
---------------------------------------------------------------------------
   ELECTRONICS -- 5.3%
      10,600   Analog Devices, Inc.                                 405,874
      23,025   Applied Materials                                    403,168
      27,725   Intel                                                536,479
       4,500   Texas Instruments, Inc.                              146,115
---------------------------------------------------------------------------
                                                                  1,491,636
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 10.5%
       2,225   Bear Stearns Companies                               308,608
       7,550   Freddie Mac                                          460,550
      14,800   J.P. Morgan Chase                                    616,271
       3,825   Merrill Lynch & Co.                                  301,257
       8,175   Morgan Stanley                                       513,553
       4,350   PNC Financial Services Group                         292,799
      10,000   Washington Mutual, Inc.                              426,200
---------------------------------------------------------------------------
                                                                  2,919,238
---------------------------------------------------------------------------
   FOREST PRODUCTS & PAPER -- 3.2%
       7,000   Kimberly-Clark                                       404,600
      14,250   Sonoco Products                                      482,648
---------------------------------------------------------------------------
                                                                    887,248
---------------------------------------------------------------------------

    Shares                                                         Value

   INDUSTRIAL -- 4.6%
       8,000   Dover Corp.                                      $   388,480
      11,450   General Electric                                     398,231
      11,625   Ingersoll-Rand Co., Ltd. - Class A                   485,809
---------------------------------------------------------------------------
                                                                  1,272,520
---------------------------------------------------------------------------
   INSURANCE -- 5.4%
       7,075   AFLAC, Inc.*                                         319,295
       6,200   Allstate                                             323,082
      13,000   American International Group                         859,170
---------------------------------------------------------------------------
                                                                  1,501,547
---------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 2.7%
       7,825   Baxter International, Inc.                           303,688
       7,400   Johnson & Johnson                                    438,228
---------------------------------------------------------------------------
                                                                    741,916
---------------------------------------------------------------------------
   OIL & GAS -- 15.8%
       2,400   Baker Hughes, Inc.                                   164,160
      10,100   BJ Services                                          349,460
       5,400   BP Amoco plc - ADR                                   372,276
      15,475   Chevron Texaco                                       897,085
      10,850   ConocoPhillips                                       685,178
      19,567   Exxon Mobil                                        1,190,847
       4,475   Halliburton Co.                                      326,765
       5,825   Marathon Oil Corp.                                   443,690
---------------------------------------------------------------------------
                                                                  4,429,461
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 5.8%
      14,350   Abbott Laboratories                                  609,445
       7,550   Mylan Laboratories, Inc.                             176,670
      19,600   Pfizer                                               488,432
       6,950   Wyeth                                                337,214
---------------------------------------------------------------------------
                                                                  1,611,761
---------------------------------------------------------------------------
   RETAILERS -- 2.9%
      13,975   Limited Brands, Inc.                                 341,829
      18,475   TJX Companies, Inc. (The)                            458,549
---------------------------------------------------------------------------
                                                                    800,378
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 6.3%
      17,000   AT&T, Inc.                                           459,680
      33,200   Nokia Oyj - ADR                                      687,904
      18,200   Verizon Communications                               619,892
---------------------------------------------------------------------------
                                                                  1,767,476
---------------------------------------------------------------------------
   UTILITIES -- 2.8%
       9,750   FPL Group, Inc.                                      391,365
      11,650   The Southern Co.                                     381,771
---------------------------------------------------------------------------
                                                                    773,136
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $27,457,926
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.6%
     450,150   Touchstone Institutional
               Money Market Fund ^                              $   450,150
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(COST $26,614,994)                                              $27,908,076
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                         9,610
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $27,917,686
---------------------------------------------------------------------------

* Non-income producing security.
^   Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.


See Notes to Schedules of Investments.

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 96.5%
   AEROSPACE & DEFENSE -- 0.5%
 $   171,000   DRS Technologies,
               Inc.                      6.63%      2/1/16      $   170,145
---------------------------------------------------------------------------
   AIRLINES -- 0.7%
     242,535   American Airlines         9.71%      1/2/07          243,748
---------------------------------------------------------------------------
   AUTOMOTIVE -- 4.7%
     200,000   Ford Motor
               Credit Co.                7.88%     6/15/10          187,493
     300,000   Ford Motor
               Credit Co.                7.00%     10/1/13          268,322
     227,000   General Motors +          8.38%     7/15/33          166,278
     257,000   General Motors
               Acceptance Corp.          6.88%     9/15/11          239,544
     420,000   General Motors
               Acceptance Corp.          8.00%     11/1/31          396,943
     260,000   TRW Automotive           11.00%     2/15/13          290,550
     185,000   United Auto
               Group, Inc.               9.63%     3/15/12          195,869
---------------------------------------------------------------------------
                                                                  1,744,999
---------------------------------------------------------------------------
   BEVERAGES -- 1.6%
     500,000   Cia Brasileira
               de Bebidas                8.75%     9/15/13          575,000
---------------------------------------------------------------------------
   BUILDING PRODUCTS -- 0.7%
     120,000   Texas Industries, Inc.    7.25%     7/15/13          123,600
     125,000   U.S. Concrete             8.38%      4/1/14          128,750
---------------------------------------------------------------------------
                                                                    252,350
---------------------------------------------------------------------------
   CHEMICALS -- 2.8%
     200,000   MacDermid                 9.13%     7/15/11          211,000
     500,000   Nalco                     7.75%    11/15/11          506,250
     156,000   Nell Af Sarl, 144A        8.38%     8/15/15          154,830
     150,000   Polyone Corp.            10.63%     5/15/10          162,375
---------------------------------------------------------------------------
                                                                  1,034,455
---------------------------------------------------------------------------
   COAL -- 2.7%
     500,000   Foundation PA
               Coal Co.                  7.25%      8/1/14          507,500
     500,000   Massey Energy
               Co., 144A                 6.88%    12/15/13          490,000
---------------------------------------------------------------------------
                                                                    997,500
---------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 2.8%
     350,000   Allied Waste NA           5.75%     2/15/11          333,375
     150,000   Allied Waste NA +         7.25%     3/15/15          153,000
     500,000   Mail Well Corp.           9.63%     3/15/12          538,125
---------------------------------------------------------------------------
                                                                  1,024,500
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.2%
     152,000   SunGard Data
               Systems, Inc.             4.88%     1/15/14          134,140
     309,000   SunGard Data
               Systems, Inc., 144A       9.13%     8/15/13          326,768
---------------------------------------------------------------------------
                                                                    460,908
---------------------------------------------------------------------------
   CONSUMER -- 2.5%
     500,000   Bombardier
               Recreational              8.38%    12/15/13          527,500
     180,000   Rayovac Corp.             8.50%     10/1/13          166,500
     250,000   Spectrum
               Brands, Inc.              7.38%      2/1/15          217,500
---------------------------------------------------------------------------
                                                                    911,500
---------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

   ELECTRIC UTILITIES -- 6.9%
 $   400,000   AES Corp., 144A           9.00%     5/15/15      $   434,000
     300,000   Ava Capital Trust III     6.50%      4/1/34          297,313
     200,000   Avista Corp.              9.75%      6/1/08          215,633
     287,000   CMS Energy                6.30%      2/1/12          282,695
     368,000   Mirant NA LLC,
               144A                      7.38%    12/31/13          375,360
     490,000   NRG Energy                7.25%      2/1/14          497,963
     250,000   Reliant Resources         9.50%     7/15/13          250,313
     210,000   Sierra Pacific
               Power Co., 144A           6.00%     5/15/16          207,141
       3,632   Tiete Certificates
               Grantor Trust,
               144A (a)                 11.50%     4/15/16            4,085
---------------------------------------------------------------------------
                                                                  2,564,503
---------------------------------------------------------------------------
   ELECTRONIC COMPONENTS -- 1.4%
     500,000   Communications
               & Power Industry          8.00%      2/1/12          510,000
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.1%
      28,500   Dow Jones
               CDX HY                    8.75%    12/29/10           29,426
---------------------------------------------------------------------------
   FOOD PROCESSORS -- 1.8%
     200,000   Chiquita Brands
               International             7.50%     11/1/14          175,000
     500,000   Pilgrims Pride
               Corp.                     9.25%    11/15/13          503,750
---------------------------------------------------------------------------
                                                                    678,750
---------------------------------------------------------------------------
   FOREST PRODUCTS & PAPER -- 1.4%
     250,000   Georgia-Pacific           7.70%     6/15/15          251,250
     250,000   Stone Container           9.75%      2/1/11          256,875
---------------------------------------------------------------------------
                                                                    508,125
---------------------------------------------------------------------------
   FUNERAL SERVICES -- 3.0%
     500,000   Service Corp.
               International             6.75%      4/1/16          495,000
     263,000   Service Corp.
               International, 144A       7.50%     6/15/17          267,603
     350,000   Stewart Enterprises,
               144A                      6.25%     2/15/13          336,000
---------------------------------------------------------------------------
                                                                  1,098,603
---------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 8.8%
     250,000   Chemed Corp.              8.75%     2/24/11          265,000
     234,000   HCA, Inc.                 6.30%     10/1/12          228,394
     260,000   HCA, Inc.                 5.75%     3/15/14          243,260
     250,000   HCA, Inc.                 6.50%     2/15/16          243,564
     500,000   Iasis Healthcare          8.75%     6/15/14          500,000
     147,000   Omnicare, Inc.            6.88%    12/15/15          146,633
     253,000   Res-Care, Inc.,
               144A                      7.75%    10/15/13          254,265
     500,000   Rotech Healthcare         9.50%      4/1/12          519,999
     500,000   Tenet Healthcare          6.38%     12/1/11          451,250
     380,000   U.S. Oncology             9.00%     8/15/12          393,300
---------------------------------------------------------------------------
                                                                  3,245,665
---------------------------------------------------------------------------
   HEAVY MACHINERY -- 4.1%
     487,000   Case Corp.                7.25%     1/15/16          477,260
     500,000   Case New Holland          9.25%      8/1/11          533,750
     488,000   Dresser-Rand
               Group, Inc., 144A         7.38%     11/1/14          497,760
---------------------------------------------------------------------------
                                                                  1,508,770
---------------------------------------------------------------------------

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

CORPORATE BONDS -- 96.5% - CONTINUED
   HOMEFURNISHINGS -- 1.1%
 $   316,000   Interface                 7.30%      4/1/08      $   322,320
      89,000   Sealy Mattress Co. +      8.25%     6/15/14           93,005
---------------------------------------------------------------------------
                                                                    415,325
---------------------------------------------------------------------------
   HOUSING -- 5.6%
     315,000   Beazer Homes USA          6.88%     7/15/15          299,250
     500,000   Champion
               Enterprises               7.63%     5/15/09          497,500
     460,000   K Hovnanian
               Enterprises               6.25%     1/15/15          421,449
     250,000   KB Homes                  9.50%     2/15/11          261,563
     400,000   M/I Homes, Inc.           6.88%      4/1/12          370,000
     250,000   Meritage Homes
               Corp.                     6.25%     3/15/15          221,250
---------------------------------------------------------------------------
                                                                  2,071,012
---------------------------------------------------------------------------
   INDUSTRIAL -- 3.1%
     380,000   Chaparral Steel Co.      10.00%     7/15/13          423,700
     250,000   International
               Steel Group               6.50%     4/15/14          248,750
     500,000   United Rentals
               NA, Inc.                  6.50%     2/15/12          490,000
---------------------------------------------------------------------------
                                                                  1,162,450
---------------------------------------------------------------------------
   LODGING -- 0.7%
     250,000   Station Casinos           6.50%      2/1/14          247,188
---------------------------------------------------------------------------
   MANUFACTURING -- 0.5%
     200,000   Trinity Industries,
               Inc.                      6.50%     3/15/14          200,000
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.0%
     447,000   CSC Holdings, Inc.        8.13%     7/15/09          462,086
     152,000   Quebecor Media            7.75%     3/15/16          156,180
     500,000   Videotron Ltee            6.88%     1/15/14          502,500
---------------------------------------------------------------------------
                                                                  1,120,766
---------------------------------------------------------------------------
   METALS -- 3.6%
     610,000   Gibraltar Industries,
               Inc., 144A                8.00%     12/1/15          616,100
     200,000   Newmont Mining            8.63%     5/15/11          225,745
     317,000   Novelis, Inc., 144A       7.75%     2/15/15          304,320
     200,000   Southern Copper
               Corp.                     6.38%     7/27/15          194,826
---------------------------------------------------------------------------
                                                                  1,340,991
---------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.5%
     524,000   Ikon Office
               Solutions, 144A           7.75%     9/15/15          541,030
---------------------------------------------------------------------------
   OIL & GAS -- 10.6%
     146,000   Atlas Pipeline
               Partners, 144A            8.13%    12/15/15          152,205
     250,000   Bluewater
               Finance Ltd.             10.25%     2/15/12          262,500
     500,000   Chesapeake
               Energy Corp.              6.88%     1/15/16          503,750
     149,000   Chesapeake
               Energy Corp., 144A        6.50%     8/15/17          147,138
     114,000   Copano Energy
               LLC, 144A                 8.13%      3/1/16          117,990
     161,000   Glencore Funding
               LLC, 144A                 6.00%     4/15/14          153,272
---------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

   OIL & GAS -- 10.6% - CONTINUED
 $   100,000   Holly Energy
               Partners LP               6.25%      3/1/15   $       94,500
     660,000   Husky Oil                 8.90%     8/15/28          697,637
     100,000   Lone Star Tech,
               Series B                  9.00%      6/1/11          104,750
     381,000   Paramount
               Resources, Ltd.           8.50%     1/31/13          395,288
     250,000   Petrobras
               International
               Finance                   7.75%     9/15/14          270,625
     500,000   Transmontaigne            9.13%      6/1/10          531,249
     500,000   United Refining Co.      10.50%     8/15/12          528,750
---------------------------------------------------------------------------
                                                                  3,959,654
---------------------------------------------------------------------------
   PAPER & PACKAGING -- 1.7%
     100,000   Alltrista Corp.           9.75%      5/1/12          103,250
     530,000   Owens-Brockway
               Glass Containers          6.75%     12/1/14          518,075
---------------------------------------------------------------------------
                                                                    621,325
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 1.6%
     577,000   Mylan
               Laboratories, Inc.        6.38%     8/15/15          579,885
---------------------------------------------------------------------------
   PUBLISHING -- 3.0%
     122,000   Dex Media, Inc.           8.00%    11/15/13          125,660
     430,000   Dex Media, Inc.           9.00%    11/15/13          363,350
     143,000   Dex Media, Inc.           9.00%    11/15/13          120,835
     500,000   Houghton Mifflin          8.25%      2/1/11          517,500
---------------------------------------------------------------------------
                                                                  1,127,345
---------------------------------------------------------------------------
   REAL ESTATE -- 0.4%
     158,000   Ventas Realty LP          7.13%      6/1/15          162,345
---------------------------------------------------------------------------
   RETAIL -- 2.0%
     503,000   Asbury
               Automotive Group          8.00%     3/15/14          504,258
     250,000   CSK Auto                  7.00%     1/15/14          238,125
---------------------------------------------------------------------------
                                                                    742,383
---------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 7.2%
     500,000   Broadwing                 7.25%     6/15/23          479,999
     422,000   Citizens
               Communications            6.25%     1/15/13          410,395
     475,000   GCI, Inc.                 7.25%     2/15/14          466,688
     500,000   Qwest Corp.               7.88%      9/1/11          533,749
     400,000   Rogers Wireless, Inc.     7.25%    12/15/12          421,500
     343,000   Rogers Wireless, Inc.     6.38%      3/1/14          342,143
     500,000   Williams Comm.
               Group, Inc. * (a)         0.00%     10/1/09                0
---------------------------------------------------------------------------
                                                                  2,654,474
---------------------------------------------------------------------------
   TRANSPORTATION -- 3.2%
     530,000   CHC Helicopter
               Corp.                     7.38%      5/1/14          540,600
     350,000   Overseas Shipping
               Group                     8.75%     12/1/13          383,250
     250,000   Stena AB                  9.63%     12/1/12          272,500
---------------------------------------------------------------------------
                                                                  1,196,350
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                           $35,701,470
---------------------------------------------------------------------------

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

    Shares                                                         Value

INVESTMENT FUNDS -- 2.9%
   1,075,219   Touchstone Institutional
               Money Market Fund ^  **                          $ 1,075,219
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $36,353,378)                                              $36,776,689
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                       214,428
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $36,991,117
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $390,505.
** As of March 31, 2006, $404,390 represents collateral for securities loaned.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities were valued at $5,379,867 or 14.54% of net assets.
(a) Security valued at fair value - See Notes to Schedules of Investments. At March 31, 2006, fair valued securities represented 0.01% of net assets.


See Notes to Schedules of Investments.

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 97.0%
   AEROSPACE & DEFENSE -- 0.1%
         450   Alliant Techsystems*                             $    34,727
---------------------------------------------------------------------------
   APPAREL -- 0.1%
       1,140   Jones Apparel Group                                   40,322
---------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 0.1%
         450   Anixter International, Inc.                           21,501
       1,250   H&R Block, Inc.                                       27,063
---------------------------------------------------------------------------
                                                                     48,564
---------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 3.1%
       1,025   Activision, Inc.*                                     14,135
      13,500   Mercury Interactive Corp.*                           469,125
      76,700   TIBCO Software, Inc.*                                641,212
---------------------------------------------------------------------------
                                                                  1,124,472
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 1.4%
         410   Molson Coors Brewing Co. - Class B                    28,134
      10,900   Williams-Sonoma*                                     462,160
---------------------------------------------------------------------------
                                                                    490,294
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   AUTOMOTIVE RETAIL -- 1.8%
      18,100   O'Reilly Automotive, Inc.*                           661,736
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   HOUSEHOLD APPLIANCES -- 3.0%
       9,700   American Standard Companies, Inc.                    415,742
      13,250   Stanley Works (The) +                                671,245
---------------------------------------------------------------------------
                                                                  1,086,987
---------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - SPECIALTY STORES -- 3.3%
      13,400   Dick's Sporting Goods, Inc.*                         531,578
       9,700   Tiffany & Co. +                                      364,138
       6,100   Weight Watchers International, Inc.*                 313,540
---------------------------------------------------------------------------
                                                                  1,209,256
---------------------------------------------------------------------------
   ELECTRONICS -- 0.4%
       2,065   Celestica*                                            23,644
         380   EMCOR Group*                                          18,871
       3,050   LSI Logic*                                            35,258
       1,040   Tektronix                                             37,138
       3,300   Vishay Intertechnology*                               46,992
---------------------------------------------------------------------------
                                                                    161,903
---------------------------------------------------------------------------
   ENERGY - COAL AND CONSUMER FUELS -- 4.8%
       5,700   Arch Coal                                            432,858
       9,300   CONSOL Energy, Inc.                                  689,688
      17,000   Massey Energy Co.                                    613,190
---------------------------------------------------------------------------
                                                                  1,735,736
---------------------------------------------------------------------------
   ENERGY - OIL AND GAS -- 9.4%
       7,600   Amerada Hess Corp. +                               1,082,239
      18,500   BJ Services                                          640,100
      18,700   Chesapeake Energy                                    587,367
         400   Cooper Cameron*                                       17,632
         580   Murphy Oil Corp.                                      28,896
       7,400   Pioneer Natural Resources Co.                        327,450
      18,000   Smith International, Inc.                            701,279
         350   Weatherford International, Ltd.                       16,013
---------------------------------------------------------------------------
                                                                  3,400,976
---------------------------------------------------------------------------

    Shares                                                         Value

   FINANCIAL - BANKING -- 4.1%
      20,690   Commerce Bancorp, Inc. +                         $   758,288
         650   Marshall & Ilsley Corp.                               28,327
         525   People's Bank                                         17,194
          80   SVB Financial Group*                                   4,244
       8,250   Zions Bancorporation                                 682,523
---------------------------------------------------------------------------
                                                                  1,490,576
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.5%
      11,700   Investors Financial Services +                       548,379
       9,200   T. Rowe Price Group, Inc.                            719,532
---------------------------------------------------------------------------
                                                                  1,267,911
---------------------------------------------------------------------------
   HEALTH CARE - BIOTECHNOLOGY -- 5.0%
      40,100   Celgene* +                                         1,773,222
         390   Charles River Laboratories
               International, Inc.*                                  19,118
---------------------------------------------------------------------------
                                                                  1,792,340
---------------------------------------------------------------------------
   HEALTH CARE - MANAGED CARE
   AND SERVICES -- 5.8%
      11,350   Coventry Health Care, Inc.*                          612,673
      26,700   Omnicare, Inc.                                     1,468,233
---------------------------------------------------------------------------
                                                                  2,080,906
---------------------------------------------------------------------------
   HEALTH CARE - PHARMACEUTICALS -- 4.9%
      69,000   Elan Corp. plc*                                      996,360
         350   Par Pharmaceutical Companies, Inc.* +                  9,863
      16,100   Shire Pharmaceuticals Group plc                      748,489
       1,400   Valeant Pharmaceuticals International                 22,190
---------------------------------------------------------------------------
                                                                  1,776,902
---------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT -- 7.8%
      16,700   Cytyc Corp.*                                         470,606
      19,500   Dade Behring Holdings, Inc.                          696,345
      13,000   Fisher Scientific International, Inc.*               884,649
         550   Hillenbrand Industries, Inc.                          30,245
      20,250   Thermo Electron*                                     751,072
---------------------------------------------------------------------------
                                                                  2,832,917
---------------------------------------------------------------------------
   HEALTH CARE FACILITY -- 2.5%
      15,000   Community Health Systems*                            542,250
       3,500   HEALTHSOUTH Corp.* +                                  17,430
       7,700   Manor Care                                           341,495
         420   Triad Hospitals, Inc.*                                17,598
---------------------------------------------------------------------------
                                                                    918,773
---------------------------------------------------------------------------
   HEAVY MACHINERY -- 0.4%
         900   Dover                                                 43,703
         950   Pentair, Inc.                                         38,713
       1,025   Varian*                                               42,210
         480   W.W. Grainger, Inc.                                   36,168
---------------------------------------------------------------------------
                                                                    160,794
---------------------------------------------------------------------------
   HOME FURNISHINGS -- 0.1%
       1,150   Leggett & Platt                                       28,026
---------------------------------------------------------------------------
   HOTELS/MOTELS & RESORTS -- 1.2%
       9,900   Gaylord Entertainment Co.*                           449,262
---------------------------------------------------------------------------
   INDUSTRIALS -- 9.5%
      20,500   AMETEK, Inc.                                         921,679
      13,100   IDEX Corp.                                           683,427
       9,600   ITT Industries, Inc.                                 539,712
      16,100   Monster Worldwide Inc.*                              802,746
      10,700   Republic Services, Inc.                              454,857
---------------------------------------------------------------------------
                                                                  3,402,421
---------------------------------------------------------------------------

------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

    Shares                                                         Value

COMMON STOCKS -- 97.0% - CONTINUED
   INFORMATION TECHNOLOGY -- 2.3%
      16,300   Alliance Data Systems Corp.*                     $   762,351
         745   Diebold, Inc.                                         30,620
         400   Lam Research*                                         17,200
         550   SPX Corp.                                             29,381
---------------------------------------------------------------------------
                                                                    839,552
---------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   APPLICATION SOFTWARE -- 1.7%
      16,200   Cognos, Inc.*                                        630,180
---------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   COMMUNICATIONS EQUIPMENT -- 3.8%
      26,000   Juniper Networks, Inc.*                              497,120
      41,300   Polycom, Inc.*                                       895,384
---------------------------------------------------------------------------
                                                                  1,392,504
---------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - CONSULTING -- 3.4%
      10,100   CACI International, Inc. - Class A*                  664,075
      13,100   Satyam Computer Services Ltd. - ADR                  573,256
---------------------------------------------------------------------------
                                                                  1,237,331
---------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   DATA PROCESSING SERVICES -- 2.8%
      16,000   Amdocs, Ltd.*                                        576,960
       8,400   CheckFree Corp.*                                     424,200
---------------------------------------------------------------------------
                                                                  1,001,160
---------------------------------------------------------------------------
   INSURANCE -- 0.4%
       1,050   Arthur J. Gallagher & Company +                       29,201
         740   Assurant, Inc.                                        36,445
       1,387   Old Republic International Corp.                      30,264
         950   Willis Group Holdings, Ltd.                           32,547
---------------------------------------------------------------------------
                                                                    128,457
---------------------------------------------------------------------------
   MATERIALS -- 1.8%
         465   Cytec Industries, Inc.                                27,905
         850   International Flavors & Fragrances, Inc.              29,172
       7,000   Monsanto Company                                     593,250
---------------------------------------------------------------------------
                                                                    650,327
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.2%
       2,500   Andrew Corporation*                                   30,700
         650   Dow Jones & Company, Inc.                             25,545
         300   Entercom Communications Corp.*                         8,376
       1,010   Westwood One, Inc.                                    11,150
---------------------------------------------------------------------------
`                                                                    75,771
---------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 0.3%
         400   Beckman Coulter, Inc.                                 21,828
         550   Edwards Lifesciences Corp.*                           23,925
       3,050   Teradyne*                                             47,306
---------------------------------------------------------------------------
                                                                     93,059
---------------------------------------------------------------------------

    Shares                                                         Value

   RESTAURANTS -- 1.5%
      15,400   Sonic Corp.*                                     $   541,002
---------------------------------------------------------------------------
   RETAILERS -- 0.5%
       1,050   Family Dollar Stores, Inc.                            27,930
         567   Federated Department Stores, Inc.                     41,391
       2,100   Gap, Inc. (The)                                       39,228
         995   OfficeMax, Inc.                                       30,019
         750   Regis Corp.                                           25,860
---------------------------------------------------------------------------
                                                                    164,428
---------------------------------------------------------------------------
   TECHNOLOGY - SEMI-CONDUCTORS -- 4.0%
       1,100   Analog Devices, Inc.                                  42,119
      66,700   Atmel Corp.*                                         314,824
       1,500   Cypress Semiconductor Corp.* +                        25,425
       1,200   Freescale Semiconductor, Inc. - Class B*              33,324
      16,900   Integrated Device Technology, Inc.*                  251,134
         500   International Rectifier Corp.*                        20,715
      26,150   Micron Technology, Inc.*                             384,928
      12,675   National Semiconductor Corp.                         352,872
       1,500   Novellus Systems, Inc.*                               36,000
---------------------------------------------------------------------------
                                                                  1,461,341
---------------------------------------------------------------------------
   TRANSPORTATION -- 2.0%
       6,400   Canadian Pacific Railway, Ltd. +                     319,808
       5,700   Kirby Corp.*                                         388,227
---------------------------------------------------------------------------
                                                                    708,035
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $35,118,948
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.4%
   6,279,266   Touchstone Institutional
               Money Market Fund ^ **                           $ 6,279,266
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 114.4%
(COST $32,518,710)                                              $41,398,214
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.4%)                 (5,225,717)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $36,172,497
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $5,245,523.
** As of March 31, 2006, $5,366,935 represents collateral for securities loaned.
ADR - American Depository Receipt.


See Notes to Schedules of Investments.

                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

EXCHANGE TRADED FUNDS -- 98.8%
      81,090   iShares Lehman Aggregate Bond Fund               $ 8,031,153
      10,730   iShares MSCI EAFE Index Fund                         697,665
      16,330   iShares S&P 500 Index Fund                         2,122,084
      41,020   iShares S&P 500/BARRA
                Growth Index Fund                                 2,491,145
      72,380   iShares S&P 500/BARRA
                Value Index Fund                                  4,972,505
       8,520   iShares S&P MidCap 400/BARRA
                Growth Index Fund                                   685,860
      11,960   iShares S&P MidCap 400/BARRA
                Value Index Fund                                    916,734
       1,800   iShares S&P SmallCap 600/BARRA
                Growth Index Fund                                   233,028
       6,480   iShares S&P SmallCap 600/BARRA
                Value Index Fund                                    471,874
---------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                     $20,622,048
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.7%
     350,039   Touchstone Institutional
               Money Market Fund ^                                  350,039
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.5%
(COST $20,118,254)                                              $20,972,087
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                     (94,355)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $20,877,732
---------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


See Notes to Schedules of Investments.

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

COMMERCIAL PAPER -- 4.1%
 $ 3,085,000   BNP Paribas               4.84%      4/3/06      $ 3,084,170
---------------------------------------------------------------------------
CORPORATE BONDS -- 29.6%
     545,000   Wells Fargo & Co.         6.88%      4/1/06          545,000
     500,000   FPL Group
               Capital, Inc.             3.25%     4/11/06          499,894
   1,412,000   Morgan Stanley            6.10%     4/15/06        1,412,900
     535,000   Bank of America
               Corp.                     7.20%     4/15/06          535,314
     250,000   Alabama Power
               Co. FRN                   4.66%     4/23/06          249,965
     705,000   Bank of America
               Corp.                     7.13%      5/1/06          706,233
     248,000   Citigroup, Inc.           5.75%     5/10/06          248,330
   1,222,000   National Rural
               Utilities                 6.00%     5/15/06        1,223,905
     206,000   HSBC Finance
               Corp.                     7.25%     5/15/06          206,781
     150,000   Merrill Lynch & Co.       7.38%     5/15/06          150,480
     550,000   Merrill Lynch & Co.       6.13%     5/16/06          551,224
   1,100,000   Wells Fargo & Co.         5.90%     5/21/06        1,101,245
     300,000   Merrill Lynch & Co.       2.07%     6/12/06          298,483
     460,000   American General
               Finance                   5.91%     6/12/06          461,479
     150,000   HSBC Bank PLC             7.63%     6/15/06          151,002
     410,000   Citicorp, Inc.            7.75%     6/15/06          412,488
     700,000   Bear Stearns Co.,
               Inc. FRN                  5.18%     6/19/06          700,304
     225,000   ABN AMRO Bank             7.55%     6/28/06          226,379
     106,000   American General
               Finance                   5.88%     7/14/06          106,330
     525,000   Caterpillar Financial
               Services Corp.            2.59%     7/15/06          521,176
     745,000   HSBC Finance
               Corp.                     7.20%     7/15/06          750,791
     210,000   First Union Corp.         7.50%     7/15/06          211,709
     350,000   Credit Suisse First
               Boston USA, Inc.          5.88%      8/1/06          350,983
     542,000   Bank One Corp.            6.88%      8/1/06          545,582
     767,000   Norwest Corp.             6.88%      8/8/06          772,774
     138,000   Coca-Cola
               Enterprises               5.38%     8/15/06          138,233
     210,000   Wells Fargo & Co.         7.13%     8/15/06          211,528
     110,000   American Express          5.50%     9/12/06          110,326
     200,000   JPMorgan Chase
               & Co.                     6.75%     9/15/06          202,041
     150,000   First National
               Bank of Boston            7.38%     9/15/06          151,887
     802,000   Nationsbank
               Corp.                     7.50%     9/15/06          812,300
     220,000   General Electric
               Capital Corp. FRN         5.06%     9/18/06          220,057
     102,000   General Electric
               Capital Corp.             2.75%     9/25/06          100,873
     190,000   Norwest Corp.             6.75%     10/1/06          191,406
   1,560,000   First Union Corp.         7.13%    10/15/06        1,578,586

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

 $   100,000   Bayerische
               Landesbank                2.60%    10/16/06      $    98,783
     250,000   First Chicago
               NBD Corp.                 7.00%    10/16/06          252,753
     295,000   General Electric
               Capital Corp.             6.50%     11/1/06          297,701
     250,000   General Electric
               Capital Corp.             3.13%     11/9/06          247,861
     425,000   Alabama Power Co.         2.80%     12/1/06          419,430
     297,000   General Electric
               Capital Corp.             2.80%     1/15/07          292,149
     140,000   Toyota Motor
               Credit Corp.              5.65%     1/15/07          140,764
     200,000   Bear Stearns
               Co., Inc.                 5.70%     1/15/07          201,329
     500,000   Fifth Third Bank          2.70%     1/30/07          491,522
     500,000   HSBC Finance
               Corp.                     5.75%     1/30/07          503,897
     638,000   Bank of America
               Corp.                     5.25%      2/1/07          640,017
     175,000   General Electric
               Capital Corp.             2.40%     2/15/07          170,914
     100,000   HSBC Finance
               Corp.                     4.90%     3/15/07           99,741
   2,000,000   HSBC Finance
               Corp.                     5.00%     3/15/07        1,998,147
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                           $22,512,996
---------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 4.3%
     450,000   Texas St Pub Fin
               Auth Rev Ser B            2.63%     6/15/06          448,105
     350,000   Darke Co OH
               BANS                      5.00%     7/11/06          350,471
   2,000,000   Sacramento Co
               CA Pension
               Funding Ser A             6.63%     8/15/06        2,011,576
     330,000   Santa Rosa CA
               Redev Agy COPS
               Ser B                     4.79%     10/1/06          329,982
     100,000   CA Statewide
               CDA Rev                   4.00%    11/15/06           99,389
---------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                   $ 3,239,523
---------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 60.3%
     400,000   Clayton Co GA
               MFH (Forest Club
               Project) Ser B            4.80%      4/1/06          400,000
     445,000   WA St HFC
               (Carlyle Care Ctr)
               Ser B                     4.80%      4/1/06          445,000
     505,000   Westmoreland
               Co PA IDA
               (Greensburg
               Thermal) Ser B            4.83%      4/5/06          505,000
     925,000   Haas Door Co
               & Nofziger
               Doors Intl Inc            4.89%      4/5/06          925,000

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 60.3% - Continued
 $    75,000   CA PCR Solid
               Waste (Escondido
               Disp Inc) Ser B           4.90%      4/5/06      $    75,000
     250,000   Chattanooga TN
               Hlth Ed MFH
               (Windridge)               4.93%      4/5/06          250,000
     235,000   Florida HFC MFH
               (Arlington)               4.93%      4/5/06          235,000
     445,000   Greenville SC
               Mem Aud
               (Bi-Lo Ctr)               4.93%      4/5/06          445,000
      55,000   St Johns Co
               FL HFA (Ponce
               Harbor Apts)              4.93%      4/5/06           55,000
     395,000   Volusia Co FL
               HFA MFH
               (Sunrise Pointe)          4.93%      4/5/06          395,000
     945,000   Agra Enterprises          4.82%      4/6/06          945,000
   1,685,000   Findlay Medical -
               Dental                    4.82%      4/6/06        1,685,000
     500,000   Vista Funding
               Ser 01-B                  4.84%      4/6/06          500,000
   1,740,000   Wai Enterprises
               LLC Ser 2004              4.84%      4/6/06        1,740,000
     580,000   Lake Oswego
               OR Redev Agy
               Tax Increment
               Rev Ser B                 4.87%      4/6/06          580,000
   1,000,000   MI St Strat Fd
               Rev Ser B
               (Mot LLC)                 4.87%      4/6/06        1,000,000
   1,000,000   Atlanta GA
               Urban Res MFH
               (Auburn Glenn)
               Ser B                     4.88%      4/6/06        1,000,000
     800,000   Simi Valley CA
               MFH Rev
               (Parker Ranch)            4.88%      4/6/06          800,000
   2,625,000   WA St HFA Rev
               (Rolling Hills Proj)
               Ser B                     4.88%      4/6/06        2,625,000
     820,000   Wilmington Iron
               & Metal                   4.89%      4/6/06          820,000
   3,000,000   Heart Center LLC          4.90%      4/6/06        3,000,000
   2,070,000   Taylor Steel Inc          4.90%      4/6/06        2,070,000
     250,000   Florida HFC MFH
               (Avalon Reserve)          4.92%      4/6/06          250,000
   2,000,000   Paragon Films             4.92%      4/6/06        2,000,000
     300,000   Powell Healthcare         4.92%      4/6/06          300,000
   1,000,000   American Natl
               Fish & Wildlife
               Museum                    4.93%      4/6/06        1,000,000
     290,000   CA Statewide
               Com Dev MFH
               (Sunrise Fresno)          4.93%      4/6/06          290,000

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

 $   145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                  4.93%      4/6/06      $   145,000
     785,000   Bee-Holdings Inc          4.94%      4/6/06          785,000
   1,215,000   Keltec Inc                4.94%      4/6/06        1,215,000
   1,000,000   P&P Investment
               Co Inc                    4.94%      4/6/06        1,000,000
     560,000   IL Fin Auth
               (Sunshine Thru
               Golf)                     4.95%      4/6/06          560,000
     195,000   Suffolk Co NY
               IDA (Hampton
               Day School)               4.95%      4/6/06          195,000
     700,000   Assk Properties
               LLC                       4.97%      4/6/06          700,000
     375,000   CWB Investments
               LLC                       4.97%      4/6/06          375,000
     357,000   Fitch Denney
               Funeral Home Inc          4.97%      4/6/06          357,000
     400,000   Miklin Enterprises
               Inc                       4.97%      4/6/06          400,000
   1,800,000   Mountain Agency
               Inc                       4.97%      4/6/06        1,800,000
   1,120,000   Mountain State
               Univ Inc WV Rev           4.97%      4/6/06        1,120,000
     995,000   Aurora Kane &
               Du Page Co IL
               IDR (A&B Hldgs)           4.98%      4/6/06          995,000
      20,000   New Jersey EDA
               (Mercer Co)
               Ser D-2                   4.98%      4/6/06           20,000
     855,000   VP Pack LLC               4.98%      4/6/06          855,000
     560,000   Aurora IL IDA
               Rev Ser B                 4.99%      4/6/06          560,000
     250,000   American
               Watchmakers               5.02%      4/6/06          250,000
   2,460,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)        5.03%      4/6/06        2,460,000
     380,000   Cunat Capital
               Corp Ser 99-B             5.04%      4/6/06          380,000
   2,000,000   Cl B Rev Bd
               Ctfs Ser 2004-2           5.18%      4/6/06        2,000,000
     625,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)              5.18%      4/6/06          625,000
   1,000,000   Rev Bd Ctf Ser
               2004-12
               (Timber Lake)             5.30%      4/6/06        1,000,000
   1,040,000   Community
               Christian
               School Inc                4.93%      4/7/06        1,040,000
     545,000   Diaz-Upton LLC            4.93%      4/7/06          545,000
   1,125,000   Green Valley
               Baptist Church
               (Birmingham AL)           4.93%      4/7/06        1,125,000

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

   Principal                          Interest    Maturity
    Amount                              Rate        Date           Value

VARIABLE RATE DEMAND NOTES* -- 60.3% - Continued
 $   810,000   Melrose Supply
               Sales Corp                5.08%      4/7/06      $   810,000
     310,000   Schenectady
               NY IDA Rev
               (JMR Dev Co
               Project)                  4.68%      5/3/06          310,000
---------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                               $45,962,000
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
   1,000,000   Federal National
               Mortgage
               Association               5.50%      5/2/06      $ 1,001,172
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(COST $75,799,861)                                              $75,799,861
---------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                       308,117
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $76,107,978
---------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
COPS - Certificates of Participation
EDA - Economic Development Authority
FRN - Floating Rate Note
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue


See Notes to Schedules of Investments.

                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 65.3%
   AUTOMOTIVE -- 2.3%
      53,400   American Axle & Manufacturing
               Holdings, Inc.                                  $    914,742
     100,400   Superior Industries International, Inc. +          1,943,744
---------------------------------------------------------------------------
                                                                  2,858,486
---------------------------------------------------------------------------
   BANKING -- 2.1%
      79,700   Brookline Bancorp, Inc.                            1,234,553
     100,010   NewAlliance Bancshares, Inc.                       1,443,144
---------------------------------------------------------------------------
                                                                  2,677,697
---------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.8%
      66,900   JAKKS Pacific, Inc.*                               1,788,906
     114,700   LeapFrog Enterprises, Inc.* +                      1,218,114
      32,000   Russ Berrie and Company, Inc.                        486,400
---------------------------------------------------------------------------
                                                                  3,493,420
---------------------------------------------------------------------------
   ELECTRONICS -- 7.4%
      82,800   American Power Conversion Corp.                    1,913,508
     169,000   AVX Corp.                                          2,991,300
      24,600   Bel Fuse, Inc. - Class B                             861,738
      62,600   Electronics For Imaging, Inc.*                     1,750,922
      25,600   Lexmark International, Inc. - Class A*             1,161,728
      30,700   Synopsys, Inc.*                                      686,145
---------------------------------------------------------------------------
                                                                  9,365,341
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 8.8%
      15,000   Ambac Financial Group, Inc.                        1,194,000
      13,800   CIT Group, Inc.                                      738,576
      28,250   Legg Mason, Inc.                                   3,540,573
      37,100   MBIA, Inc.                                         2,230,823
      68,600   Mellon Financial Corp.                             2,442,160
      48,725   Westwood Holdings Group, Inc.                        962,319
---------------------------------------------------------------------------
                                                                 11,108,451
---------------------------------------------------------------------------
   HEALTH CARE PRODUCTS & SERVICES -- 3.3%
      60,800   Cross Country Healthcare, Inc.*                    1,177,088
      30,400   PAREXEL International Corp.*                         803,776
      88,000   Pfizer, Inc.                                       2,192,960
---------------------------------------------------------------------------
                                                                  4,173,824
---------------------------------------------------------------------------
   INDUSTRIAL -- 4.6%
      51,300   Alamo Group, Inc.                                  1,135,782
      15,700   Bandag, Inc. +                                       657,359
      63,800   POSCO - ADR +                                      4,070,440
---------------------------------------------------------------------------
                                                                  5,863,581
---------------------------------------------------------------------------
   INSURANCE -- 5.4%
      39,410   Millea Holdings, Inc. - ADR                        3,887,008
      61,800   Phoenix Companies, Inc. (The)                      1,007,340
      33,000   Radian Group, Inc.                                 1,988,250
---------------------------------------------------------------------------
                                                                  6,882,598
---------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 0.7%
       9,500   Capital Southwest Corp.                              907,250
---------------------------------------------------------------------------
   MEDIA -- 0.6%
      87,500   Liberty Media Corp. - Class A*                       718,375
---------------------------------------------------------------------------
   OIL & GAS -- 6.5%
      29,000   Maverick Tube Corp.* +                             1,536,710
      37,800   Pogo Producing Company                             1,899,450
      23,800   St. Mary Land & Exploration Company*                 971,754
      35,000   Tidewater, Inc.                                    1,933,050
      46,200   Whiting Petroleum Corp.*                           1,893,738
---------------------------------------------------------------------------
                                                                  8,234,702
---------------------------------------------------------------------------

    Shares                                                         Value

   REAL ESTATE -- 13.6%
      58,550   Brookfield Asset
               Management, Inc. - Class A                      $  3,223,763
      84,000   Forest City Enterprises, Inc. - Class A            3,960,600
     103,950   Origen Financial, Inc.                               632,016
      40,420   ProLogis                                           2,162,470
      17,900   Skyline Corp.                                        740,702
      34,100   St. Joe Company (The)                              2,142,844
     127,600   Trammell Crow Co.*                                 4,550,217
---------------------------------------------------------------------------
                                                                 17,412,612
---------------------------------------------------------------------------
   SEMI-CONDUCTOR EQUIPMENT -- 2.3%
      30,000   Applied Materials, Inc.                              525,300
      93,900   Credence Systems Corp.*                              689,226
      76,000   Electro Scientific Industries, Inc.*               1,681,880
---------------------------------------------------------------------------
                                                                  2,896,406
---------------------------------------------------------------------------
   SOFTWARE -- 0.5%
      31,100   Sybase, Inc.*                                        656,832
---------------------------------------------------------------------------
   TELECOMMUNICATION EQUIPMENT -- 4.4%
      80,300   Comverse Technology, Inc.*                         1,889,459
     214,650   Sycamore Networks, Inc.*                           1,008,855
     168,000   Tellabs, Inc.* +                                   2,671,200
---------------------------------------------------------------------------
                                                                  5,569,514
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                            $ 82,819,089
---------------------------------------------------------------------------
FOREIGN STOCKS -- 18.9%
   AUTOMOTIVE -- 3.5%
     110,000   Toyota Industries Corp.                         $  4,494,372
---------------------------------------------------------------------------
   FORESTRY -- 1.0%
     100,000   TimberWest Forest Corp.                            1,208,000
---------------------------------------------------------------------------
   INDUSTRIAL -- 0.9%
      44,300   Agrium, Inc.                                       1,119,018
---------------------------------------------------------------------------
   INSURANCE -- 1.5%
      20,000   Arch Capital Group Ltd.*                           1,154,800
     410,000   British Insurance Holdings plc                       694,071
---------------------------------------------------------------------------
                                                                  1,848,871
---------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 4.8%
     320,000   Hutchison Whampoa, Ltd.                            2,934,323
     172,500   Investor AB - Class A +                            3,122,312
---------------------------------------------------------------------------
                                                                  6,056,635
---------------------------------------------------------------------------
   OIL & GAS -- 6.8%
      69,200   Canadian Natural Resources, Ltd.                   3,832,988
      70,400   EnCana Corp.                                       3,289,792
      10,000   Nabors Industries, Ltd.*                             715,800
      44,100   Willbros Group, Inc.* +                              896,994
---------------------------------------------------------------------------
                                                                  8,735,574
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.4%
      23,000   Daiichi Sankyo Company, Ltd.*                        524,570
---------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                           $ 23,987,040
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 23.0%
  29,236,362   Touchstone Institutional
               Money Market Fund ^ **                          $ 29,236,362
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.2%
(COST $96,010,904)                                             $136,042,491
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.2%)                  (9,129,892)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $126,912,599
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $8,824,561.
**    As of March 31, 2006, $9,179,242 represents collateral for securities loaned.
ADR   - American Depository Receipt.


See Notes to Schedules of Investments.

--------------------------
TOUCHSTONE VALUE PLUS FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2006 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 98.3%
   BANKING -- 11.7%
      16,778   Bank of America                                  $   764,070
      16,807   Citigroup                                            793,964
       8,405   Wells Fargo                                          536,827
---------------------------------------------------------------------------
                                                                  2,094,861
---------------------------------------------------------------------------
   BEVERAGES, FOOD & TOBACCO -- 6.9%
       6,417   Anheuser Busch                                       274,455
       4,928   Diageo plc - ADR +                                   312,583
       5,761   McDonald's                                           197,948
       9,863   Outback Steakhouse, Inc.                             433,972
---------------------------------------------------------------------------
                                                                  1,218,958
---------------------------------------------------------------------------
   BUILDING MATERIALS -- 1.5%
       8,200   Masco                                                266,418
---------------------------------------------------------------------------
   CABLE TELEVISION -- 1.7%
      11,789   Comcast Corp. - Class A* +                           307,929
---------------------------------------------------------------------------
   CHEMICALS -- 1.2%
       5,390   Dow Chemical Co.                                     218,834
---------------------------------------------------------------------------
   COMPUTERS & INFORMATION -- 7.9%
      18,385   Cisco Systems, Inc.*                                 398,403
       2,434   Computer Sciences*                                   135,209
       4,450   First Data                                           208,349
       5,489   Hewlett-Packard                                      180,588
      17,520   Microsoft Corp.                                      476,719
---------------------------------------------------------------------------
                                                                  1,399,268
---------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 5.2%
       7,319   Cinergy                                              332,356
       3,629   Dominion Resources                                   250,510
       5,319   Public Service Enterprise Group, Inc.                340,628
---------------------------------------------------------------------------
                                                                    923,494
---------------------------------------------------------------------------
   ELECTRONICS -- 3.6%
      21,003   Flextronics International*                           217,381
       7,881   Intel                                                152,497
      18,830   Micron Technology, Inc.*                             277,178
---------------------------------------------------------------------------
                                                                    647,056
---------------------------------------------------------------------------
   FINANCIAL SERVICES -- 10.9%
       7,322   Federal Home Loan Mortgage Corporation               446,642
      13,104   J.P. Morgan Chase                                    545,650
       6,081   Merrill Lynch & Co., Inc.                            478,940
       7,345   Morgan Stanley                                       461,413
---------------------------------------------------------------------------
                                                                  1,932,645
---------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 2.0%
       4,591   WellPoint, Inc.*                                     355,481
---------------------------------------------------------------------------
   HEAVY MACHINERY -- 4.1%
       3,675   Caterpiller                                          263,902
       5,813   Deere & Co.                                          459,517
---------------------------------------------------------------------------
                                                                    723,419
---------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS -- 1.2%
       3,564   Kimberly-Clark                                       205,999
---------------------------------------------------------------------------

    Shares                                                         Value

   INDUSTRIAL - DIVERSIFIED -- 4.1%
      13,902   General Electric                                 $   483,511
       8,962   Tyco International                                   240,899
---------------------------------------------------------------------------
                                                                    724,410
---------------------------------------------------------------------------
   INSURANCE -- 3.6%
       5,505   Allstate                                             286,866
      10,633   Genworth Financial, Inc.                             355,461
---------------------------------------------------------------------------
                                                                    642,327
---------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 1.4%
       8,647   Clear Channel Communications                         250,849
---------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 1.4%
      10,831   Boston Scientific Corp.*                             249,655
---------------------------------------------------------------------------
   OIL & GAS -- 11.7%
       4,180   Baker Houghes                                        285,912
       5,527   ChevronTexaco                                        320,400
       9,142   ConocoPhillips                                       577,318
       8,556   Exxon Mobil                                          520,718
       5,055   Marathon Oil Corp.                                   385,039
---------------------------------------------------------------------------
                                                                  2,089,387
---------------------------------------------------------------------------
   PHARMACEUTICALS -- 9.0%
       2,526   Amgen, Inc.*                                         183,767
       3,850   Cardinal Health, Inc.                                286,902
       5,503   Novartis AG - ADR                                    305,086
      32,985   Pfizer                                               821,986
---------------------------------------------------------------------------
                                                                  1,597,741
---------------------------------------------------------------------------
   RETAILERS -- 5.5%
      11,711   CVS                                                  349,807
       6,497   Home Depot, Inc.                                     274,823
       6,680   Target Corp.                                         347,427
---------------------------------------------------------------------------
                                                                    972,057
---------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 3.7%
       2,916   Alltell                                              188,811
      17,329   AT&T, Inc.                                           468,576
---------------------------------------------------------------------------
                                                                    657,387
---------------------------------------------------------------------------
TOTAL COMMON STOCKS                                             $17,478,175
---------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.1%
     909,532   Touchstone Institutional
               Money Market Fund ^ **                           $   909,532
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.4%
(COST $15,892,729)                                              $18,387,707
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.4%)                    (601,121)
---------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $17,786,586
---------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006 was $589,523.
**    As of March 31, 2006, $610,852 represents collateral for securities loaned.
ADR   - American Depository Receipt.


See Notes to Schedules of Investments.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2006, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2006, the Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone High Yield Fund, Touchstone Mid Cap Growth Fund, Touchstone Third Avenue Value Fund and the Touchstone Value Plus Fund loaned common stocks having a fair value of $874,041, $5,288,137, $1,947,970, $390,505, $5,245,523,
$8,824,561 and $589,523, and received cash collateral of $893,102, $5,417,245,
$2,014,826, $404,390, $5,366,935, $9,179,242 and $610,852 for the loans, respectively. All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS CONTINUED

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

WRITTEN OPTIONS. A Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 31, 2006, the following Fund had the following open forward foreign currency contract:

                                  Contracts To    In Exchange                  Unrealized
Fund Name             Maturity       Deliver          For        Value       Appreciation
Touchstone
Balanced Fund
Sales                 5/22/06     GBP  117,800    $205,467      $204,734         $733
------------------------------------------------------------------------------------------
  GBP -- Great Britain Pound

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS CONTINUED


FEDERAL TAX INFORMATION. As of March 31, 2006, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                        Net
                                                                                    Unrealized
                                    Federal                                        Appreciation
                                    Tax Cost      Appreciation    Depreciation    (Depreciation)
                                 --------------  --------------  --------------   --------------
Aggressive ETF Fund              $   16,431,657  $    1,082,548  $     (102,090)  $      980,458
Balanced Fund                        27,869,847       3,239,578        (309,395)       2,930,183
Baron Small Cap Fund                 25,211,740      11,602,608        (291,804)      11,310,804
Conservative ETF Fund                10,210,172         289,530        (131,065)         158,465
Core Bond Fund                       39,647,088          14,250        (915,361)        (901,111)
Eagle Capital Appreciation Fund      27,003,415       2,813,296        (377,557)       2,435,739
Enhanced Dividend 30 Fund            26,393,270       2,851,320      (2,068,470)         782,850
Enhanced ETF Fund                    34,521,314       3,022,224         (30,610)       2,991,614
Growth & Income Fund                 26,622,532       1,670,619        (385,075)       1,285,544
High Yield Fund                      36,353,378         854,774        (431,463)         423,311
Mid Cap Growth Fund                  32,603,851       9,009,085        (214,722)       8,794,363
Moderate ETF Fund                    20,148,623       1,039,593        (216,129)         823,464
Money Market Fund                    75,799,861              --              --               --
Third Avenue Value Fund              96,010,904      41,731,107      (1,699,520)      40,031,587
Value Plus Fund                      15,952,090       2,821,785        (386,168)       2,435,617

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 26, 2006